Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,384,270)	$ (51,874)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	228,615	12,757
Gain on extinguishment of debt	(35,750)	0
Amortization of debt discount	0	42,469
Derivative liability	(125,107)	30,977
Changes in operating assets and liabilities:
Accounts receivable	(2,523,210)	0
Inventory	(1,017,178)	0
Unbilled revenue	255,622	0
Contract liability	1,451,343	0
Accounts payable and accrued expenses	(355,697)	17,281
Operating lease liabilities	679,675	0
Other current liabilities	(356,372)	0
Net cash used by operating activities	(6,288,500)	(161,173)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized patents	0	(1,200)
Deposits	(64,980)	0
Net cash used by investing activities	(64,980)	(1,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	7,700,000	0
Proceeds from convertible debentures	0	212,750
Net cash provided by financing activities	7,700,000	212,750
NET INCREASE (DECREASE) IN CASH	1,346,520	50,377
Effect of exchange rate on cash	(219,569)	0
CASH, beginning of year	3,658,846	337
CASH, end of year	4,785,797	50,714
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	0	0
Income taxes	$ 0	$ 0